Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,750,000
Previously Paid Amount
Total Fee Amount	1,760.78
Total Offset Amount
Net Fee	$ 1,760.78